CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Capital stock	Contributed surplus	Shares to be issued	Accumulated deficit	Total
Balance at beginning of period at Sep. 30, 2019	$ 151,963	$ 16,177		$ (155,117)	$ 13,023
Balance at beginning of period (in shares) at Sep. 30, 2019	20,897
Net loss				(4,572)	(4,572)
Stock-based compensation	$ 26	145			171
Stock-based compensation (in shares)	15
Proceeds from shares issued in bought deal, net of transaction costs	$ 19,189				19,189
Proceeds from shares issued in bought deal, net of transaction costs (in shares)	6,920
Compensation options issued with bought deal	$ (462)	462
Stock options exercised	$ 358	(149)			209
Stock options exercised (in shares)	130
Compensation options exercised	$ 331	(116)			215
Compensation options exercised (in shares)	107
Balance at end of period at Sep. 30, 2020	$ 171,405	16,519		(159,689)	28,235
Balance at end of period (in shares) at Sep. 30, 2020	28,069
Net loss				(6,174)	(6,174)
Stock-based compensation		4,952			4,952
Stock options exercised	$ 355	(154)			201
Stock options exercised (in shares)	117
Stock to be issued from acquisition			$ 3,033		3,033
Issuance of stock for acquisitions	$ 2,376		(2,376)
Issuance of stock for acquisitions (in shares)	629
Conversion of debentures	$ 5,359				5,359
Conversion of debentures (in shares)	777
Compensation options exercised	$ 1,718	(316)			1,402
Compensation options exercised (in shares)	368
Exercise of warrants, including transfer of derivative warrant liability	$ 21,614				21,614
Exercise of warrants, including transfer of derivative warrant liability (in shares)	3,390
Balance at end of period at Sep. 30, 2021	$ 202,827	$ 21,001	$ 657	$ (165,863)	$ 58,622
Balance at end of period (in shares) at Sep. 30, 2021	33,350